Sep. 30, 2024
Virtus Newfleet Core Plus Bond Fund
Virtus Newfleet Core Plus Bond Fund

Supplement dated March 10, 2025 to the Fund’s Summary Prospectus and the Virtus Opportunities Trust Statutory Prospectus applicable to the Fund, each dated January 28, 2025

IMPORTANT NOTICE TO INVESTORS

Effective April 1, 2025, the Fund’s investment adviser will implement a new expense limitation arrangement to further limit the Fund’s Class R6 Shares’ expenses and will extend the term of the expense limitation arrangements for all of the Fund’s classes of shares. In addition, effective the same date, the Fund’s investment adviser will reduce the management fee to 0.35%. The resulting changes to the Fund’s prospectuses are described in more detail below.

Under “Fees and Expenses” in the Fund’s summary prospectus and the summary section of the statutory prospectus, the “Shareholder Fees” and “Annual Fund Operating Expenses” tables and associated footnotes will be replaced with the following:

Fees and Expenses
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Virtus Newfleet Core Plus Bond Fund	Class A Shares	Class C Shares		Class I Shares	Class R6 Shares
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	3.75%	none		none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	[1]	none	none
[1]	The deferred sales charge is imposed on Class C Shares redeemed during the first year only.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Virtus Newfleet Core Plus Bond Fund		Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
Management Fees		0.35%	0.35%	0.35%	0.35%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Other Expenses		0.34%	0.33%	0.30%	0.23%
Total Annual Fund Operating Expenses		0.94%	1.68%	0.65%	0.58%
Less: Fee Waiver and/or Expense Reimbursement	[1]	(0.24%)	(0.23%)	(0.20%)	(0.23%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	0.70%	1.45%	0.45%	0.35%
[1]

The fund’s investment adviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.70% for Class A Shares, 1.45% for Class C Shares, 0.45% for Class I Shares and 0.35% for Class R6 Shares through January 31, 2027. Prior to January 31, 2027, only the fund’s Board may modify or terminate the expense limitation agreement. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed and/or fees waived under these arrangements for a period of three years following the date such waiver or reimbursement occurred, provided that the recapture does not cause the fund to exceed its expense limit in effect at the time of the waiver or reimbursement, and any in effect at the time of recapture, after repayment is taken into account.

Example
Expense Example - Virtus Newfleet Core Plus Bond Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
1 Year	$ 444	$ 248	$ 46	$ 36
3 Years	616	484	167	138
5 Years	829	868	322	277
10 Years	$ 1,443	$ 1,947	$ 771	$ 681

Expense Example, No Redemption - Virtus Newfleet Core Plus Bond Fund - USD ($)	Class A Shares	Class C Shares	Class I Shares	Class R6 Shares
1 Year	$ 444	$ 148	$ 46	$ 36
3 Years	616	484	167	138
5 Years	829	868	322	277
10 Years	$ 1,443	$ 1,947	$ 771	$ 681